Acquisition of Liberty Dialysis Holdings - Pro Forma (Tables)	3 Months Ended
Mar. 31, 2013
Pro Forma (Tables) [Abstract]
Pro Forma Tabular Disclosures [Table Text Block]
For the three months ended March 31,
2012

Net revenue	$3,361,638
Net income attributable to shareholders of FMC-AG & Co. KGaA	263,307
Income per ordinary share
Basic	$0.87
Fully diluted	$0.86